Note 8 Stock Based Compensation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation [Abstract]
Fair Value Assumptions, Dividend Yield	0.00%		0.00%
Fair Value Assumptions, Expected Volitility Rate	77.00%		115.00%
Fair Value Assumptions, Expected Volatility Rate (Maximum)	217.00%		125.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.13%		0.82%
Fair Value Assumptions, Risk-Free Interest Rate (Maximum)	2.26%		2.15%
Fair Value Assumptions, Option Life Expected Term	2 years		3 years
Fair Value Assumptions, Option Life Expected Term (Maximum)	10 years		5 years
Unrecognized compensation expense, non-vested awards	$ 829,247	[1]

[1]	Expected to be recognized through December 2014.